PROPERTY AND EQUIPMENT - Depreciation and Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,117	$ 13,135	$ 17,246	$ 14,703